Purchases and other expenses - Prepaid expenses - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Purchases and other expenses
Prepaid expenses in the opening balance	€ 851	€ 850	€ 730
Business related variations	57	5	171
Changes in the scope of consolidation	0
Translation adjustment	(49)	10	(12)
Reclassifications and other items	(8)	(13)	(40)
Prepaid expenses in the closing balance	€ 851	€ 851	€ 850